Convertible Debentures and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
CONVERTIBLE DEBENTURES AND FAIR VALUE MEASUREMENTS

Note 5 CONVERTIBLE DEBENTURES AND FAIR VALUE MEASUREMENTS

2021 Bridge Debentures

During the first quarter of 2021, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2021 Bridge Investors”), pursuant to which the Company issued its 12.5% Original Issue Discount (“OID”) Convertible Debentures for $11,812 in aggregate principal (“2021 Bridge Debentures”). The Company received net proceeds of $9,612 from the sale of the 2021 Bridge Debentures, after an OID of 12.5% and deducting fees and expenses of $888. The 2021 Bridge Debentures were executed in three tranches, with $7,883 in aggregate principal issued on January 25, 2021, $3,367 in aggregate principal issued on February 23, 2021, and $562 in aggregate principal issued on March 4, 2021. Convertible debentures for $3,656 in aggregate principal that were issued on January 25, 2021 to the Company’s Chief Executive Officer, Chief Operating Officer, and to an individual who provides consulting services to the Company have been presented as related party debt.

Each issuance of 2021 Bridge Debentures included detachable warrants for the right to purchase up to a total of 3,281,250 shares of the Company’s Class A common stock. An additional 253,476 detachable warrants were issued to the underwriter of the issuance of the 2021 Bridge Debentures. The Company concluded the detachable warrants represent freestanding equity-linked financial instruments to be recorded at their fair value on each respective issuance date. The fair value of the detachable warrants was determined using a Black-Scholes valuation model. The 253,476 underwriter warrants were subsequently assigned and surrendered to the Company in exchange for cash payments of approximately $507 during the second quarter of 2022.

The 2021 Bridge Debentures bear interest at a rate of 12% per annum and require interest only payments on a quarterly basis. The 2021 Bridge Debentures initially had a term of twelve months, but the Company retained the right to extend the maturity date for each issuance for an additional three-month period, a right which was exercised for each issuance during the three months ended March 31, 2022. The 2021 Bridge Debentures allow for both: (i) voluntary conversion of aggregate principal and accrued and unpaid interest to shares of Class A common stock at the option of the holder at a price per share equal to the Original Issue Price (“OIP”) and (ii) mandatory conversion of aggregate principal and accrued and unpaid interest to shares of Class A common stock upon FOXO consummating an offering of common stock, including a special purpose acquisition company transaction, for an aggregate price of at least $5,000 at a price per share equal to the lower of (a) 70% of the offering price per share or (b) OIP.

In the first quarter of 2022, the Company entered into an amendment with the 2021 Bridge Investors (the “2021 Bridge Amendment”). The 2021 Bridge Amendment was executed to provide the Company additional time to finalize the previously discussed business combination with the SPAC. The 2021 Bridge Amendment amended the terms of the 2021 Convertible Debentures to, among other things: (i) permit the Company to undertake another offering of convertible debentures, (ii) allow the Company to extend the maturity dates of the 2021 Convertible Debentures an additional five months following the end of the initial three-month extension period, discussed above, and (iii) implement additional amounts owed on the outstanding balance of the 2021 Bridge Debentures under certain circumstances, the first of which related to the signing of the Merger Agreement and resulted in an increase in the outstanding balance of approximately 135%, which was followed by an additional increase of approximately 145% of the outstanding balance when the 2021 Bridge Debentures remained outstanding at the end of the initial three-month extension period.

2022 Bridge Debentures

During the first and second quarters of 2022, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2022 Bridge Investors”), pursuant to which the Company issued its 10% OID Convertible Debentures for $30,800 in aggregate principal (“2022 Bridge Debentures”). The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.

The 2022 Bridge Debentures mature twelve months from the initial issuance dates and bear interest at a rate of 12% per annum, of which 12 months is guaranteed. The Company has the right to extend the maturity date for each issuance for an additional three-month period and incur an extension amount rate of 130% of the outstanding balance. The Company also has the option to prepay the 2022 Bridge Debentures at an amount equal to 120% of the sum of the outstanding principal and unpaid interest thereon if done within 365 days of the original issue date and 130% if during the extension period. The 2022 Bridge Debentures allow for both: (i) voluntary conversion of aggregate principal and unpaid interest thereon to shares of Class A common stock at any time after two hundred seventy days following the original issue dates, at a conversion price equal to $5.00 per share, except that if there has been no mandatory conversion within three hundred sixty days following the original issue date, the conversion price following such three hundred sixty-day period would be equal to $4.00 per share; and (ii) mandatory conversion of aggregate principal and unpaid interest thereon upon consummation of an offering of common stock, including a special purpose acquisition company transaction, for an aggregate price of at least $5,000, at a conversion price equal to 75% of the offering price per share.

For its purchase of 2022 Bridge Debentures, the lead institutional accredited investor is to be issued either (i) if in connection with closing of the Company’s merger with the SPAC, such number of shares of the Company’s Class A common stock, to be issued to such investor immediately prior to such closing, that will be exchangeable for 350,000 shares of Class A common stock, or (ii) if such investor’s 2022 Bridge Debenture is required to be earlier repaid in full or in connection with the consummation of a Qualified Offering (as defined in the 2022 Bridge Debentures) by the Company other than a transaction with a special purpose acquisition company, 350,000 shares of the Company’s Class A common stock, in each case, subject to adjustment for any prepayments.

Fair Value Option

The Company elected the fair value option to account for both the 2021 Bridge Debentures and 2022 Bridge Debentures (collectively, the “Bridge Debentures”). The fair value option provides an election that allows a company to irrevocably elect to record certain financial assets and liabilities at fair value on an instrument-by-instrument basis at initial recognition. The Company elected the fair value option to better depict the ultimate liability associated with the Bridge Debentures, including all features and embedded derivatives in the Securities Purchase Agreements. The Bridge Debentures accounted for under the fair value option election represent debt host financial instruments containing certain embedded features that would otherwise be required to be bifurcated from the debt host and recognized as separate derivative liabilities subject to initial and subsequent periodic fair value measurement in accordance with U.S. GAAP. When the fair value option election is applied to financial liabilities, bifurcation of embedded derivatives is not required, and the financial liability in totality is recorded at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis as of each balance sheet date thereafter. Upon remeasurement, the portion of a change in estimated fair value attributable to a change in instrument-specific credit risk is recognized as a component of other comprehensive income (loss) and the remaining amount of a change in estimated fair value is to be recognized in the consolidated statements of operations. As a result of electing the fair value option, direct costs and fees related to the issuance of the Bridge Debentures were expensed and not deferred.

For all reporting periods during the year ended December 31, 2021, the estimated fair value of the 2021 Bridge Debentures was calculated using a Monte Carlo simulation, which incorporated significant unobservable inputs such as the likelihood of term extension and voluntary or mandatory conversion. The 2021 Bridge Debentures were recorded at an issuance-date fair value of $10,500, and an estimated fair value of $32,203 as of December 31, 2021 using the Monte Carlo simulation, for a total change in fair value of $21,703, of which $2,319 related to the six months ended June 30, 2021. None of the change in fair value for the six months ended June 30, 2021 was deemed to be attributable to instrument-specific credit risk and thus the full amount of such change was recognized in the consolidated statements of operations.

As a result of the execution of the Merger Agreement on February 24, 2022, the ultimate value to holders of the Bridge Debentures upon voluntary or mandatory conversion became clearer, and thus management determined that a Monte Carlo simulation was no longer appropriate for purposes of estimating fair value. As of June 30, 2022, the estimated fair value of the Bridge Debentures was calculated using a probability-weighted expected return model. The 2022 Bridge Debentures were recorded at an issuance-date fair value of $28,000. Using the probability-weighted expected return model, the estimated fair value of the 2021 Bridge Debentures and 2022 Bridge Debentures was $37,953 and $46,733, respectively, as of June 30, 2022. None of the change in estimated fair value of the Bridge Debentures from December 31, 2021 to June 30, 2022, or $24,483, was deemed to be attributable to instrument-specific credit risk and thus the full amount of such change was recognized in the consolidated statements of operations. The probability-weighted expected return model incorporated significant unobservable inputs such as the likelihood of voluntary or mandatory conversion, and the estimated date at which such a conversion will take place. The increase in fair value of the 2021 Bridge Debentures from December 31, 2021 to June 30, 2022 was attributable to the 2021 Bridge Amendment and an increased likelihood of conversion, which is a favorable result to holders. The increase in fair value of the 2022 Bridge Debentures from the issuance date to June 30, 2022 was attributable to an increased likelihood of conversion, which is a favorable result to holders. Additional inputs used in the fair value measurement of the Bridge Debentures include:

Input	June 30, 2022	December 31, 2021
Implied borrowing rate	50.0%	52.0%

During the six months ended June 30, 2022, the Company recognized contractual interest expense of $1,034 on the 2021 Bridge Debentures, comprised of $327 for related party holders and $707 for nonrelated party holders. The contractual interest expense on the 2022 Bridge Debentures was included in the fair value of the debt since the amount was known at the time of each issuance.

Fair Value Measurements

The Company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Estimates of fair value for financial assets and liabilities are based on the framework established in the accounting guidance for fair value measurements. The framework defines fair value, provides guidance for measuring fair value, and requires certain disclosures. The framework discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The framework utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.

The Bridge Debentures are measured at fair value on a recurring basis given the Company’s election of the fair value option for measuring such liabilities. The fair value of the Bridge Debentures is determined based on significant unobservable inputs including the likelihood of voluntary or mandatory conversion, and the estimated date at which conversion will take place, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The recorded fair value of the Bridge Debentures and the non-cash change in fair value recorded in the consolidated statements of operations could change materially if differing inputs and assumptions were to be utilized. However, the valuations used assumptions and estimates the Company believes would be made by a market participant in making the same valuations as of the issuance date and each subsequent reporting period.

The following table presents, by level within the fair value hierarchy, the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021, according to the valuation technique utilized to determine their fair values:

	Fair Value Measurements Using Inputs Considered as:
June 30, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$37,953	$—	$—	$37,953
2022 Bridge Debentures	46,733	—	—	46,733
Total liabilities	$84,686	$—	$—	$84,686

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$—	$—	$32,203
Total liabilities	$32,203	$—	$—	$32,203

Note 6 CONVERTIBLE DEBENTURES AND FAIR VALUE MEASUREMENTS

Convertible Debentures

During the first quarter of 2021, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2021 Bridge Investors”), pursuant to which the Company issued its 12.5% Original Issue Discount Convertible Debentures for $11,812 in aggregate principal (“2021 Convertible Debentures”). The Company received net proceeds of $9,612 from the sale of the 2021 Convertible Debentures, after an original issue discount (“OID”) of 12.5% and deducting fees and expenses of $888. The 2021 Convertible Debentures were executed in three tranches, with $7,883 in aggregate principal issued on January 25, 2021, $3,367 in aggregate principal issued on February 23, 2021, and $562 in aggregate principal issued on March 4, 2021. Convertible debentures for $3,656 in aggregate principal that were issued on January 25, 2021 to the Company’s Chief Executive Officer, Chief Operating Officer, and to an individual who provides legal counsel to the Company have been presented as related party debt.

The 2021 Convertible Debentures mature twelve months from the initial issuance dates, bear interest at a rate of 12% per annum and require interest only payments on a quarterly basis. The Company has the right to extend the maturity date for each issuance for an additional three-month period and incur an extension amount rate of 110% of the outstanding balance. The Company also has the option to prepay the 2021 Convertible Debentures at an amount equal to 120% of the outstanding balance if done within 365 days of issuance or 130% of the outstanding balance if prepayment occurs during the extension period. The 2021 Convertible Debentures allow for both: (i) voluntary conversion of aggregate principal and accrued and unpaid interest to shares of Class A common stock at the option of the holder at a price per share equal to OIP and (ii) mandatory conversion of aggregate principal and accrued and unpaid interest to shares of Class A common stock upon FOXO consummating an offering of common stock, including a special purpose acquisition company transaction, for an aggregate price of at least $5,000 at a price per share equal to the lower of (a) 70% of the offering price per share or (b) OIP.

The Company elected the fair value option to account for the 2021 Convertible Debentures. The fair value option provides an election that allows a company to irrevocably elect to record certain financial assets and liabilities at fair value on an instrument-by-instrument basis at initial recognition. The Company elected the fair value option to better depict the ultimate liability associated with the 2021 Convertible Debentures, including all features and embedded derivatives in the Securities Purchase Agreements. The 2021 Convertible Debentures accounted for under the fair value option election represent debt host financial instruments containing certain embedded features that would otherwise be required to be bifurcated from the debt host and recognized as separate derivative liabilities subject to initial and subsequent periodic fair value measurement in accordance with U.S. GAAP. When the fair value option election is applied to financial liabilities, bifurcation of embedded derivatives is not required, and the financial liability in totality is recorded at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis as of each balance sheet date thereafter. Upon remeasurement, the portion of a change in estimated fair value attributable to a change in instrument-specific credit risk is recognized as a component of other comprehensive income (loss) and the remaining amount of a change in estimated fair value is to be recognized in the consolidated statements of operations.

The Company recorded the 2021 Convertible Debentures at an issuance-date fair value of $10,500. As of December 31, 2021, the estimated fair value of the 2021 Convertible Debentures was $32,203. None of the change in estimated fair value of the 2021 Convertible Debentures from issuance to December 31, 2021, or $21,703, was deemed to be attributable to instrument-specific credit risk and thus the full amount of such change was recognized in the consolidated statements of operations. As a result of electing the fair value option, direct costs and fees related to the 2021 Convertible Debentures were expensed and not deferred. The fair value of the 2021 Convertible Debentures was estimated using a Monte Carlo simulation, which incorporates significant unobservable inputs such as the likelihood of term extension and voluntary or mandatory conversion. As of December 31, 2021, given the LOI signed with the SPAC on August 6, 2021, the likelihood of voluntary or mandatory conversion at or above OIP was very high, which caused a notable increase in the estimated fair value given the favorability of such a conversion to holders of the 2021 Convertible Debentures. Additional inputs used in the fair value measurement of the 2021 Convertible Debentures include:

Input	December 31, 2021
Implied borrowing rate	52.0%
Annualized volatility	68.6%

During the year ended December 31, 2021, the Company recognized contractual interest expense of $1,284 on the 2021 Convertible Debentures, comprised of $410 for related party holders and $874 for nonrelated party holders.

Each issuance included detachable warrants for the right to purchase up to a total of 3,281,250 shares of the Company’s Class A common stock. An additional 253,476 detachable warrants were issued to the underwriter of the issuance of the 2021 Convertible Debentures. The warrants are exercisable over a three-year period from issuance and can be exercised at a price per share equal to (i) the offering price per share in an offering consistent with the terms in the 2021 Convertible Debentures or (ii) OIP. The warrants are also subject to price protection should equity be issued at a price lower than the price at which the warrants can be exercised.

The Company concluded the detachable warrants represent freestanding equity-linked financial instruments to be recorded at their fair value on each respective issuance date. The fair value of the detachable warrants was determined using a Black-Scholes valuation model with the following assumptions:

Expected term (in years)	3 years
Expected volatility	87.2% – 89.0%
Risk-free interest rate	0.17% – 0.32%
Expected dividend yield	0%

Fair Value Measurements

The Company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in valuing the asset or liability. Estimates of fair value for financial assets and liabilities are based on the framework established in the accounting guidance for fair value measurements. The framework defines fair value, provides guidance for measuring fair value, and requires certain disclosures. The framework discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The framework utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.

The 2021 Convertible Debentures are measured at fair value on a recurring basis given the Company’s election of the fair value option for measuring such liabilities. The fair value of the 2021 Convertible Debentures is determined based on significant unobservable inputs including the likelihood of term extension and voluntary or mandatory conversion, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The recorded fair value of the 2021 Convertible Debentures and the change in fair value recorded in the consolidated statements of operations could change materially if differing inputs and assumptions were to be utilized. However, the valuations used assumptions and estimates the Company believes would be made by a market participant in making the same valuations as of the issuance date and each subsequent reporting period.

The following table presents, by level within the fair value hierarchy, the Company’s financial liabilities that are measured at fair value on a recurring basis as of December 31, 2021, according to the valuation technique utilized to determine their fair values:

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible debentures	$32,203	$—	$—	$32,203
Total liabilities	$32,203	$—	$—	$32,203